BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY - Fair value of identified goodwill acquired and carrying value (Details)	12 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2022 USD ($)
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Goodwill	¥ 6,996,895				$ 1,044,668
Less: impairment	(2,266,893)				(338,457)
The carrying value of goodwill as of June 30,2022	4,730,002		¥ 6,996,895		$ 706,211
Impairment loss on goodwill	¥ 2,266,893	$ 338,457	¥ 0	¥ 0